Statutory and other information	12 Months Ended
Mar. 31, 2024
Statutory and other information
Statutory and other information

18. Statutory and other information	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Directors’ emoluments:
-Fees	1.1	0.6	0.6
-Share based compensation	3.1	1.9	1.9
-Other emoluments	1.8	0.9	1.0
Total Directors’ emoluments	6.0	3.4	3.5
Auditor’s remuneration (including reimbursement of outlay):
- Audit services (i)	0.9	0.8	0.6
- Audit related assurance services	0.0	0.0	0.0
- Other assurance services	0.2	0.0	0.1
- Tax advisory services (ii)	0.1	0.1	0.0
Total fees	1.2	0.9	0.7
Included within the above total fees, the following fees were payable to other PwC (2022: KPMG) firms outside of Ireland:
- Audit services (i)	0.0	0.0	0.1
- Audit related services	0.0	0.0	0.0
- Tax advisory services (ii)	0.1	0.1	0.0
Total fees	0.1	0.1	0.1
Depreciation of owned property, plant and equipment	994.3	839.2	664.8

(i)	Audit services comprise audit work performed on the consolidated financial statements, including statutory financial statements of subsidiary entities. In fiscal year 2024 €1,000 (2023: €1,000; 2022: €1,000) of audit fees relate to the audit of the Parent Company.
(ii)	Tax services include all services, except those services specifically related to the audit of financial statements, performed by the independent auditor’s tax personnel, supporting tax-related regulatory requirements, and tax compliance and reporting.

(a) Fees and emoluments - Executive Director	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Basic salary	1.20	0.50	0.50
Bonus (performance and target-related)	0.59	0.43	0.48
	1.79	0.93	0.98
Non-cash technical accounting share based compensation charge (i)	2.89	1.78	1.78
	4.68	2.71	2.76

(i)2024 includes a €2.89m (2023: €1.78m; 2022: €1.78m) non-cash, technical accounting charge for 10m unvested share options granted under the Group CEO’s contract in February 2019 (as extended to July 2028 in fiscal year 2023).

During the years ended March 31, 2024, 2023 and 2022 Michael O'Leary was the only Executive Director.

(b) Fees and emoluments – Non-Executive Directors	Year ended
	March 31,
	2024	2023	2022
	€'000	€'000	€'000
Fees
Eamonn Brennan	75.0	—	—
Róisín Brennan	100.0	50.0	50.0
Michael Cawley	75.0	50.0	50.0
Emer Daly	75.0	50.0	50.0
Geoff Doherty (i)	88.7	50.0	25.0
Bertrand Grabowski (ii)	37.5	—	—
Elisabeth Köstinger	75.0	—	—
Stan McCarthy	150.0	100.0	100.0
Howard Millar	75.0	50.0	50.0
Dick Milliken (iii)	45.6	50.0	50.0
Roberta Neri (iv)	12.5	—	—
Anne Nolan (v)	75.0	16.7	—
Mike O’Brien	100.0	75.0	75.0
Julie O’Neill (vi)	—	25.0	50.0
Louise Phelan	100.0	50.0	50.0
	1,084.3	566.7	550.0
Emoluments
Share based compensation	200.0	72.5	80.1
Total	1,284.3	639.2	630.1

(i) Appointed Chair of the Audit Committee in September 2023. (ii) Joined in October 2023. (iii) Retired from the Board and as Chair of the Audit Committee in September 2023. (iv) Joined in February 2024. (v) Joined in December 2022. (vi) Retired in September 2022.

In fiscal year 2024 the Company incurred total share-based (non-cash) compensation expense of €3m (2023: €2m; 2022: €2m) in relation to Directors.

(c)  Pension benefits

From October 1, 2008, Michael O’Leary was no longer an active member of a Company defined benefit plan. The total accumulated accrued benefit for Mr. O’Leary at March 31, 2024 was €0.1m (2023: €0.1m; 2022: €0.1m).  Pension benefits have been computed in accordance with Section 6.1 of the Listing Rules of Euronext Dublin. Increases in transfer values of the accrued benefits have been calculated as at the year-end in accordance with version 1.1 of Actuarial Standard of Practice PEN-11.

Mr. O’Leary is a member of a defined contribution plan. During the years ended March 31, 2024, 2023 and 2022 the Company did not make contributions to the defined contribution plan for Mr. O’Leary.  No Non-Executive Directors are members of the Company pension plans or received pension contributions in fiscal years ended March 31, 2024, 2023 and 2022.